                       SUPPLEMENT DATED JUNE 1, 2012 TO

             PROSPECTUS DATED APRIL 30, 2010 (AS SUPPLEMENTED) FOR

                      FLEXIBLE PURCHASE PAYMENT VARIABLE
                          DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On May 25, 2012, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments Money Market Fund (the "Portfolio").

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON AUGUST 3, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON AUGUST 3, 2012 TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- MONEY MARKET FUND.

Effective August 3, 2012, the Goldman Sachs Variable Insurance Trust - Money Market Fund will be added to your Contract. All references to the Portfolio in the prospectus will be deleted and replaced with Goldman Sachs Variable Insurance Trust -- Money Market Fund. In the "Subaccounts" section of the prospectus, the Portfolio will be deleted and replaced with the following:

                                                                                        ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS MONEY MARKET  The Fund seeks to maximize current     Goldman Sachs Asset Management,
VARIABLE INSURANCE  FUND -- SERVICE SHARES      income to the extent consistent with   L.P.
TRUST                                           the preservation of capital and the
                                                maintenance of liquidity by investing
                                                exclusively in high quality money
                                                market instruments.
                    ---------------------------------------------------------------------------------------------------

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to August 3, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

50253 SUPPG 06/01/12

SUBACCOUNTS


                            SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                            --------------------------------------------------------------------------
AIM VARIABLE INSURANCE      INVESCO V.I. CORE EQUITY FUND --   Long-term growth of capital.
FUNDS (INVESCO VARIABLE     SERIES I SHARES
INSURANCE FUNDS)
                            --------------------------------------------------------------------------
                            INVESCO V.I. INTERNATIONAL         Long-term growth of capital.
                            GROWTH FUND -- SERIES II SHARES
                            --------------------------------------------------------------------------
                            INVESCO VAN KAMPEN V.I.            Seeks capital growth and income
                            COMSTOCK FUND -- SERIES II SHARES  through investments in equity securities, including common stocks,
                                                               preferred stocks and securities
                                                               convertible into common and preferred
                                                               stocks.
                            --------------------------------------------------------------------------
ALLIANCEBERNSTEIN           ALLIANCEBERNSTEIN INTERNATIONAL    Long-term growth of capital.
VARIABLE PRODUCTS SERIES    VALUE PORTFOLIO -- CLASS B
FUND, INC.
                            --------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                            GROWTH PORTFOLIO -- CLASS B
                            --------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE   VP INFLATION PROTECTION FUND --    The fund pursues long-term total
PORTFOLIOS II, INC.         CLASS II                           return using a strategy that seeks to
                                                               protect against U.S. inflation.
                            --------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES   BLACKROCK BASIC VALUE V.I.         Seeks capital appreciation and,
FUNDS, INC.                 FUND -- CLASS III SHARES           secondarily, income.

                            --------------------------------------------------------------------------
                            BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                            FUND -- CLASS III SHARES


                            --------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE     COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
INSURANCE TRUST I           MARSICO GROWTH FUND -- CLASS 1     capital.
                            (FORMERLY, COLUMBIA MARSICO
                            GROWTH FUND, VARIABLE SERIES --
                            CLASS A)
                            --------------------------------------------------------------------------
                            COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                            MARSICO INTERNATIONAL              capital.
                            OPPORTUNITIES FUND -- CLASS 2
                            (FORMERLY, COLUMBIA MARSICO
                            INTERNATIONAL OPPORTUNITIES FUND,
                            VARIABLE SERIES -- CLASS B)
                            --------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST  VT FLOATING-RATE INCOME FUND       To provide a high level of current
                                                               income.
                            --------------------------------------------------------------------------
FEDERATED INSURANCE SERIES  FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                            SERVICE SHARES


                            --------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.


------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock International Limited)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
     Marsico Capital Management, LLC)


------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
     Marsico Capital Management, LLC)



------------------------------------------------------------------------
To provide a high level of current     Eaton Vance Management
income.
------------------------------------------------------------------------
Seeks capital appreciation.            Federated Equity Management
     Company of Pennsylvania
                                       (subadvised by Federated Global
                                       Investment Management Corp.)
------------------------------------------------------------------------


                            SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                            -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE        VIP CONTRAFUND(R) PORTFOLIO --    Seeks long-term capital appreciation.
INSURANCE PRODUCTS FUND     SERVICE CLASS 2










                            -----------------------------------------------------------------------------
                            VIP EQUITY-INCOME PORTFOLIO --    Seeks reasonable income. The fund
                            SERVICE CLASS 2                   will also consider the potential for
                                                              capital appreciation. The fund's goal is
                                                              to achieve a yield which exceeds the
                                                              composite yield on the securities
                                                              comprising the S&P 500(R) Index.
                            -----------------------------------------------------------------------------
                            VIP FUNDSMANAGER(R) 50%           The fund seeks high total return.
                            PORTFOLIO -- SERVICE CLASS 2
                            -----------------------------------------------------------------------------
                            VIP FUNDSMANAGER(R) 60%           The fund seeks high total return.
                            PORTFOLIO -- SERVICE CLASS 2
                            -----------------------------------------------------------------------------
                            VIP GROWTH OPPORTUNITIES          The fund seeks to provide capital
                            PORTFOLIO -- SERVICE CLASS 2      growth.




                            -----------------------------------------------------------------------------
                            VIP GROWTH STOCK PORTFOLIO --     The fund seeks capital appreciation.
                            SERVICE CLASS 2
                            -----------------------------------------------------------------------------
                            VIP INVESTMENT GRADE BOND         Seeks as high a level of current income
                            PORTFOLIO -- SERVICE CLASS 2      as is consistent with the preservation of
                                                              capital.

                            -----------------------------------------------------------------------------
                            VIP MID CAP PORTFOLIO -- SERVICE  Seeks long-term growth of capital.
                            CLASS 2

                            -----------------------------------------------------------------------------
FRANKLIN TEMPLETON          MUTUAL SHARES SECURITIES FUND --  Seeks capital appreciation, with
VARIABLE INSURANCE          CLASS 2 SHARES                    income as a secondary goal. The fund
PRODUCTS TRUST                                                normally invests primarily in U.S. and
                                                              foreign equity securities that the
                                                              manager believes are undervalued.
                            -----------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.  REAL ESTATE SECURITIES FUND --    Seeks maximum total return through
                            CLASS 1 SHARES                    current income and capital
                                                              appreciation.
                            -----------------------------------------------------------------------------
                            TOTAL RETURN FUND --              Seeks the highest total return,
                            CLASS 3 SHARES                    composed of current income and
                                                              capital appreciation, as is consistent
                                                              with prudent investment risk.



                            -----------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Fidelity Management & Research
 Company (FMR) (subadvised by
                                           FMR Co., Inc. (FMRC), Fidelity
                                           Research & Analysis Company
                                           (FRAC), Fidelity Management &
                                           Research (U.K.) Inc. (FMR U.K.),
                                           Fidelity International Investment
                                           Advisors (FIIA), Fidelity
                                           International Investment Advisors
                                           (U.K.) Limited (FIIA(U.K.)L), and
                                           Fidelity Investments Japan Limited
                                           (FIJ))
------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
The fund seeks high total return.          Strategic Advisers, Inc.

------------------------------------------------------------------------------
The fund seeks high total return.          Strategic Advisers, Inc.

------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
------------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
          U.K., FMR H.K., and FMR Japan)
------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by Fidelity
as is consistent with the preservation of  Investments Money Management,
capital.                                   Inc. (FIMM), FRAC, FIIA and
                                           FIIA(U.K.)L)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
          FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management,
                                           L.L.C. (for small-cap equity
                                           investments only))
------------------------------------------------------------------------------


                        SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                        ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET         Seeks to maximize current income to
INSURANCE TRUST         FUND -- SERVICE SHARES             the extent consistent with the
                                                           preservation of capital and the
                                                           maintenance of liquidity by investing
                                                           exclusively in high quality money
                                                           market instruments.
                        ------------------------------------------------------------------------------
JANUS ASPEN SERIES      FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                        ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE    OPPENHEIMER GLOBAL SECURITIES      The Fund seeks long-term capital
ACCOUNT FUNDS           FUND/VA -- SERVICE SHARES          appreciation by investing a substantial
                                                           portion of its assets in securities of
                                                           foreign issuers, "growth type"
                                                           companies, cyclical industries and
                                                           special situations that are considered to
                                                           have appreciation possibilities.
                        ------------------------------------------------------------------------------
                        OPPENHEIMER MAIN STREET            The Fund seeks high total return.
                        FUND/VA -- SERVICE SHARES
                        ------------------------------------------------------------------------------
                        OPPENHEIMER MAIN STREET SMALL      The Fund seeks capital appreciation.
                        CAP FUND/VA -- SERVICE SHARES
                        ------------------------------------------------------------------------------
PIMCO VARIABLE          HIGH YIELD PORTFOLIO --            Seeks maximum total return,
INSURANCE TRUST         ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                           and prudent investment management.
                        ------------------------------------------------------------------------------
                        LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                        PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                        SHARES                             and prudent investment management.
                        ------------------------------------------------------------------------------
                        LOW DURATION PORTFOLIO --          Seeks maximum total return,
                        ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                           and prudent investment management.
                        ------------------------------------------------------------------------------
                        TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                        ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                           and prudent investment management.
                        ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES   NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
FUND                    CLASS II SHARES

                        ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks to maximize current income to        Goldman Sachs Asset Management,
the extent consistent with the             L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
------------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
------------------------------------------------------------------------------
The Fund seeks long-term capital           OppenheimerFunds, Inc.
appreciation by investing a substantial
portion of its assets in securities of
foreign issuers, "growth type"
companies, cyclical industries and
special situations that are considered to
have appreciation possibilities.
------------------------------------------------------------------------------
The Fund seeks high total return.          OppenheimerFunds, Inc.

------------------------------------------------------------------------------
The Fund seeks capital appreciation.       OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
 (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.